Document and Entity Information	12 Months Ended
Sep. 30, 2011
Document and Entity Information
Entity Registrant Name	PIONEER FINANCIAL SERVICES INC
Entity Central Index Key	0001216752
Document Type	POS AM
Document Period End Date	Sep. 30, 2011
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer